Annual Total Returns (Bar Chart) (Crawford Dividend Growth Fund, Class I)	12 Months Ended
May 02, 2011
Crawford Dividend Growth Fund | Class I
Annual Total Return
2005	(3.74%)
2006	16.86%
2007	1.20%
2008	(28.60%)
2009	17.37%
2010	14.01%